Related Party Transactions - Schedule of Due to Related Party (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Due on demand loan with interest	$ 8,189
Note payable		1,370,009	$ 1,370,009
Related Party [Member]
Related Party Transaction [Line Items]
Due on demand loan with interest		5,000
Note payable	36,912
Due to related party	$ 45,101	$ 5,000